Company Financial Statements - Condensed Statements of Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating expenses
Selling, general and administrative expenses	[1]	$ (447,609)	¥ (2,920,649)	¥ (1,164,569)	¥ (642,541)
Total operating expenses	[1]	712,116	4,646,555	3,234,727	1,693,760
Loss from operations		658,045	4,293,736	3,780,574	1,694,634
Interest income		20,389	133,036	88,843	65,376
Interest expense		(3,441)	(22,451)	(32,017)	(5,822)
Other non-operating income, net		13,849	90,364	4,397	(18,104)
Fair value gain on derivative liabilities		208,739	1,362,025	27,679	254,361
Loss before income tax expenses		(418,509)	(2,730,762)	(3,691,672)	(1,398,823)
Income tax expenses		187	1,223	1	0
Net loss		(418,696)	(2,731,985)	(3,691,673)	(1,398,823)
Accretion on Preferred Shares to redemption value		330,689	2,157,744	961,050	705,329
Deemed dividend due to extinguishment of Preferred Shares		0	0	0	(43,136)
Deemed dividend due to modification of Preferred Shares		0	0	0	(41,485)
Deemed dividend due to reclassification from mezzanine equity to ordinary shares upon extinguishment of Redeemable Shares		0	0	0	(66,091)
Net loss attributable to ordinary shareholders of XPeng Inc.		(749,385)	(4,889,729)	(4,642,754)	(2,254,864)
Other comprehensive loss
Foreign currency translation adjustment, net of nil tax		(111,024)	(724,433)	(2,968)	(2,980)
Total comprehensive loss attributable to XPeng Inc.		(529,720)	(3,456,418)	(3,694,641)	(1,401,803)
Comprehensive loss attributable to ordinary shareholders of XPeng Inc.		(860,409)	(5,614,162)	(4,645,722)	(2,257,844)
Parent [Member]
Operating expenses
Selling, general and administrative expenses		(2,058)	(13,430)	(517)	(1,630)
Total operating expenses		(2,058)	(13,430)	(517)	(1,630)
Loss from operations		(2,058)	(13,430)	(517)	(1,630)
Interest income		6,590	43,001	1,140
Interest expense		(910)	(5,935)
Equity in loss of subsidiaries and VIEs		(687,670)	(4,487,049)	(3,719,975)	(1,651,554)
Other non-operating income, net		56,613	369,403
Fair value gain on derivative liabilities		208,739	1,362,025	27,679	254,361
Loss before income tax expenses		(418,696)	(2,731,985)	(3,691,673)	(1,398,823)
Income tax expenses
Net loss		(418,696)	(2,731,985)	(3,691,673)	(1,398,823)
Accretion on Preferred Shares to redemption value		(330,689)	(2,157,744)	(961,050)	(705,329)
Deemed dividend due to extinguishment of Preferred Shares					(43,136)
Deemed dividend due to modification of Preferred Shares					(41,485)
Deemed dividend due to reclassification from mezzanine equity to ordinary shares upon extinguishment of Redeemable Shares					(66,091)
Deemed contribution from repurchase of Preferred Shares				9,969
Net loss attributable to ordinary shareholders of XPeng Inc.		(749,385)	(4,889,729)	(4,642,754)	(2,254,864)
Other comprehensive loss
Foreign currency translation adjustment, net of nil tax		(111,024)	(724,433)	(2,968)	(2,980)
Total comprehensive loss attributable to XPeng Inc.		(529,720)	(3,456,418)	(3,694,641)	(1,401,803)
Comprehensive loss attributable to ordinary shareholders of XPeng Inc.		$ (860,409)	¥ (5,614,162)	¥ (4,645,722)	¥ (2,257,844)

[1]	Share-based compensation was allocated in operating expenses as follows: